Restrictions On Distribution Of Profits (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Nov. 03, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Retained earnings appropriated, percentage		5.00%
Legal reserve over the capital of subsidiaries, percentage		20.00%
Payments of Dividends	$ 70,000	$ 0	$ 70,000	$ 0
Navios Holdings
Payments of Dividends	$ 44,677